Pacer US Large Cap Cash Cows Growth Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 4.7%
Electronic Arts, Inc.	45,298	$5,567,577
Iridium Communications, Inc.	121,442	3,491,458
Match Group, Inc.	139,215	4,969,975
Meta Platforms, Inc. - Class A	12,097	8,337,010
Pinterest, Inc. - Class A (a)	74,537	2,456,740
TKO Group Holdings, Inc. (a)	57,478	8,921,160
ZoomInfo Technologies, Inc. (a)	282,030	2,902,089
		36,646,009

Consumer Discretionary - 5.6%
Airbnb, Inc. - Class A (a)	24,979	3,276,495
Booking Holdings, Inc.	2,000	9,475,120
Duolingo, Inc. (a)	54,011	19,659,464
Etsy, Inc. (a)	51,828	2,845,875
McDonald's Corp.	19,128	5,522,254
Wingstop, Inc.	9,272	2,762,129
		43,541,337

Consumer Staples - 2.1%
Altria Group, Inc.	138,457	7,231,609
Philip Morris International, Inc.	71,238	9,275,188
		16,506,797

Energy - 11.5%
Antero Midstream Corp. (b)	317,983	5,100,447
Diamondback Energy, Inc.	18,621	3,060,548
DT Midstream, Inc.	145,191	14,675,906
EOG Resources, Inc.	36,044	4,533,975
Kinder Morgan, Inc.	439,034	12,064,654
Texas Pacific Land Corp.	22,463	29,138,330
Viper Energy, Inc.	221,061	10,367,761
Williams Cos., Inc.	199,266	11,045,314
		89,986,935

Health Care - 13.8%
AbbVie, Inc.	31,682	5,826,320
Bristol-Myers Squibb Co.	201,923	11,903,361
Doximity, Inc. - Class A (a)	393,207	23,238,534
Gilead Sciences, Inc.	129,887	12,625,017
Hologic, Inc. (a)	62,543	4,511,852
Jazz Pharmaceuticals PLC (a)	48,674	6,053,585
Medpace Holdings, Inc. (a)	8,682	3,031,320
Merck & Co., Inc.	26,188	2,587,898
Mettler-Toledo International, Inc. (a)	2,445	3,336,056
QIAGEN NV (b)	87,485	3,905,350
Regeneron Pharmaceuticals, Inc. (a)	3,240	2,180,455
ResMed, Inc.	29,212	6,899,290
United Therapeutics Corp. (a)	26,996	9,480,185
Veeva Systems, Inc. - Class A (a)	36,589	8,534,750
Zoetis, Inc.	23,715	4,052,894
		108,166,867

Industrials - 2.9%
AMETEK, Inc.	30,164	5,567,068
Paychex, Inc.	50,994	7,530,284
TransDigm Group, Inc.	2,597	3,514,624
Verisk Analytics, Inc.	21,433	6,160,701
		22,772,677

Information Technology - 57.7%(c)
Adobe, Inc. (a)	10,977	4,801,889
Analog Devices, Inc.	15,291	3,240,010
ANSYS, Inc. (a)	14,841	5,201,770
Apple, Inc.	31,520	7,438,720
Applied Materials, Inc.	15,742	2,839,070
AppLovin Corp. - Class A (a)	74,928	27,692,640
Arista Networks, Inc. (a)	95,615	11,017,716
Aspen Technology, Inc. (a)	26,385	6,953,767
Atlassian Corp. - Class A (a)(b)	60,985	18,708,978
Bentley Systems, Inc. - Class B (b)	75,294	3,504,936
Broadcom, Inc.	40,850	9,038,879
Cirrus Logic, Inc. (a)	30,784	3,091,945
Crowdstrike Holdings, Inc. - Class A (a)	13,894	5,530,785
Datadog, Inc. - Class A (a)	64,125	9,151,279
DocuSign, Inc. (a)	114,907	11,114,954
Dolby Laboratories, Inc. - Class A	45,504	3,810,050
DoubleVerify Holdings, Inc. (a)	254,710	5,249,573
Dropbox, Inc. - Class A (a)	258,169	8,300,133
Dynatrace, Inc. (a)	129,035	7,451,771
Enphase Energy, Inc. (a)(b)	27,044	1,684,300
F5, Inc. (a)	49,939	14,844,867
Fair Isaac Corp. (a)	8,579	16,073,271
Fortinet, Inc. (a)	154,597	15,595,745
Gen Digital, Inc. (b)	250,768	6,748,167
GoDaddy, Inc. - Class A (a)	55,191	11,736,366
Intuit, Inc.	8,058	4,846,968
KLA Corp.	4,468	3,298,456
Lam Research Corp.	34,410	2,788,930
Lattice Semiconductor Corp. (a)	43,783	2,496,507
Manhattan Associates, Inc. (a)(b)	29,770	6,209,724
Marvell Technology, Inc.	88,072	9,939,806
Microchip Technology, Inc.	39,009	2,118,189
Microsoft Corp.	9,159	3,801,535
Monolithic Power Systems, Inc.	4,337	2,764,274
Nutanix, Inc. - Class A (a)	95,968	6,599,240
NVIDIA Corp.	57,575	6,913,030
Okta, Inc. (a)	35,745	3,367,894
Onto Innovation, Inc. (a)	14,836	3,037,819
Palantir Technologies, Inc. - Class A (a)	394,054	32,505,514
Palo Alto Networks, Inc. (a)	45,934	8,471,148
PTC, Inc. (a)	27,760	5,371,005
QUALCOMM, Inc.	16,207	2,802,677
Roper Technologies, Inc.	8,204	4,722,633
salesforce.com, Inc.	31,106	10,628,920
ServiceNow, Inc. (a)	13,529	13,777,663
Skyworks Solutions, Inc.	39,392	3,496,434
Snowflake, Inc. - Class A (a)	47,300	8,585,423
Tyler Technologies, Inc. (a)	14,797	8,902,467
Ubiquiti, Inc.	87,291	35,225,410
UiPath, Inc. - Class A (a)	408,100	5,803,182
Universal Display Corp.	21,401	3,208,438
VeriSign, Inc. (a)	24,477	5,262,555
Workday, Inc. - Class A (a)	24,532	6,428,856
Zoom Communications, Inc. - Class A (a)	116,140	10,097,212
Zscaler, Inc. (a)	34,275	6,943,772
		451,237,262

Materials - 1.1%
Royal Gold, Inc.	39,397	5,508,489
Southern Copper Corp.	29,336	2,687,764
		8,196,253

Utilities - 0.5%
Clearway Energy, Inc. - Class C	155,845	4,041,061
TOTAL COMMON STOCKS (Cost $707,371,943)		781,095,198

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, - 4.49% (d)	2,212,628	2,212,628
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,212,628)		2,212,628

TOTAL INVESTMENTS - 100.2% (Cost $709,584,571)		783,307,826
Liabilities in Excess of Other Assets - (0.2)%		(1,172,059)
TOTAL NET ASSETS - 100.0%		$782,135,767
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $2,134,407 which represented 0.3% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer US Large Cap Cash Cows Growth Leaders ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$781,095,198	$–	$–	$781,095,198
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,212,628
Total Investments	$781,095,198	$–	$–	$783,307,826

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,212,628 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.